BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about borrowings [line items]
Schedule of movement in the derivative financial asset
US$000
Balance at January 1, 2024	178
Event driven movement in derivative financial asset	24
Fair value adjustments in the period	(9)

Non-current asset at June 30, 2024	193

Schedule of movement in the derivative financial liability
US$000
Balance at January 1, 2024	(526)
Event driven movement in derivative financial liability	-
Fair value adjustments in the period	(918)

Non-current liability at June 30, 2024	(1,444)

Senior Secured Term Loan & 7-year Convertible Note [Member]
Disclosure of detailed information about borrowings [line items]
Schedule of movement in debt securities
	Six-month period ended June 30, 2024 US$000	Year ended December 31, 2023 US$000
Balance at start of period	(40,109)	(44,301)
Cash drawdown	(28,500)	(5,000)
Loan origination costs	325	194
Derivative financial liability at date of issue	-	90
Derivative financial asset at date of issue	(24)	(11)
Accretion interest	(1,068)	(1,131)
Cash repayment of principal	-	10,050
EIR Catch up adjustment	3,567	-

Balance at end of period	(65,809)	(40,109)

7-year Convertible Note [Member]
Disclosure of detailed information about borrowings [line items]
Schedule of movement in debt securities
	Six-month period ended June 30, 2024 US$000	Year ended December 31, 2023 US$000
Balance at start of period	(14,542)	(13,746)
Accretion interest	(422)	(796)

Balance at end of period	(14,964)	(14,542)

Exchangeable Notes [Member]
Disclosure of detailed information about borrowings [line items]
Schedule of movement in debt securities
	Six-month period ended June 30, 2024 US$000	Year ended December 31, 2023 US$000
Balance at start of period	(210)	(210)

Balance at end of period	(210)	(210)